FAIR VALUE MEASUREMENTS	12 Months Ended
Feb. 02, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of February 2, 2018 and February 3, 2017:

	February 2, 2018 (a)				February 3, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(in millions)
Assets:
Cash and cash equivalents:
Money market funds	$8,641	$—	$—	$8,641	$4,866	$—	$—	$4,866
Municipal obligations	—	—	—	—	—	3	—	3
U.S. corporate debt securities	—	23	—	23	—	—	—	—
Foreign corporate debt securities	—	65	—	65	—	—	—	—
Debt securities:
U.S. government and agencies	682	392	—	1,074	444	470	—	914
U.S. corporate	—	2,003	—	2,003	—	1,800	—	1,800
Foreign	—	2,547	—	2,547	—	2,083	—	2,083
Municipal obligations	—	—	—	—	—	352	—	352
Asset-backed securities	—	—	—	—	—	4	—	4
Equity and other securities	236	5	—	241	169	—	—	169
Derivative instruments	—	83	—	83	—	205	—	205
Total assets	$9,559	$5,118	$—	$14,677	$5,479	$4,917	$—	$10,396
Liabilities:
Derivative instruments	$—	$184	$—	$184	$—	$64	$—	$64
Total liabilities	$—	$184	$—	$184	$—	$64	$—	$64
____________________
(a) The Company did not transfer any securities between levels during the fiscal year ended February 2, 2018.

The following section describes the valuation methodologies the Company uses to measure financial instruments at fair value:

Money Market Funds — The Company's investment in money market funds that are classified as cash equivalents hold underlying investments with a weighted average maturity of 90 days or less and are recognized at fair value. The valuations of these securities are based on quoted prices in active markets for identical assets, when available, or pricing models whereby all significant inputs are observable or can be derived from or corroborated by observable market data. The Company reviews security pricing and assesses liquidity on a quarterly basis. As of February 2, 2018, the Company's U.S. portfolio had no material exposure to money market funds with a fluctuating net asset value.

Equity and Other Securities — The majority of the Company's investments in equity and other securities that are measured at fair value on a recurring basis consist of strategic investments in publicly traded companies. The valuation of these securities is based on quoted prices in active markets.

Debt Securities — The majority of the Company's debt securities consists of various fixed income securities such as U.S. government and agencies, U.S. corporate, and foreign. Valuation is based on pricing models whereby all significant inputs, including benchmark yields, reported trades, broker-dealer quotes, issue spreads, benchmark securities, bids, offers, and other market related data, are observable or can be derived from or corroborated by observable market data for substantially the full term of the asset. Inputs are documented in accordance with the fair value measurements hierarchy. The Company reviews security pricing and assesses liquidity on a quarterly basis. See Note 6 of the Notes to the Consolidated Financial Statements for additional information about investments.

Derivative Instruments — The Company's derivative financial instruments consist primarily of foreign currency forward and purchased option contracts and interest rate swaps. The fair value of the portfolio is determined using valuation models based on market observable inputs, including interest rate curves, forward and spot prices for currencies, and implied volatilities. Credit risk is also factored into the fair value calculation of the Company's derivative instrument portfolio. See Note 9 of the Notes to the Consolidated Financial Statements for a description of the Company's derivative financial instrument activities.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis — Certain assets are measured at fair value on a nonrecurring basis and therefore are not included in the recurring fair value table above. These assets consist primarily of non-financial assets such as goodwill and intangible assets. See Note 10 of the Notes to the Consolidated Financial Statements for additional information about goodwill and intangible assets.

As of February 2, 2018 and February 3, 2017, the Company held strategic investments of $485 million and $455 million, respectively. These investments are accounted for under the cost method and are not included in the recurring fair value table above. Investments accounted for under the cost method are recorded at cost initially, which approximates fair value. Subsequently, if there is an indicator of impairment, the impairment is recognized. In evaluating these investments for impairment, the Company uses inputs including pre- and post-money valuations of recent financing events and the impact of those on its fully diluted ownership percentages, as well as other available information regarding the issuer's historical and forecasted performance. As these investments are early-stage companies which are not publicly traded, it is not practicable for the Company to reliably estimate the fair value of these investments.

Carrying Value and Estimated Fair Value of Outstanding Debt — The following table summarizes the carrying value and estimated fair value of the Company's outstanding debt as described in Note 8 of the Notes to the Consolidated Financial Statements, including the current portion, as of the dates indicated:

	February 2, 2018		February 3, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in billions)
Senior Secured Credit Facilities	$10.4	$10.6	$11.4	$11.7
First Lien Notes	$19.7	$21.9	$19.7	$21.8
Unsecured Notes and Debentures	$2.3	$2.5	$2.3	$2.5
Senior Notes	$3.1	$3.4	$3.1	$3.5
EMC Notes	$5.5	$5.4	$5.5	$5.4
VMware Notes	$4.0	$3.9	$—	$—
Margin Bridge Facility	$—	$—	$2.5	$2.5
Margin Loan Facility	$2.0	$2.0	$—	$—
VMware Note Bridge Facility	$—	$—	$1.5	$1.5

The fair values of the outstanding debt shown in the table above, as well as the DFS debt, were determined based on observable market prices in a less active market or based on valuation methodologies using observable inputs and were categorized as Level 2 in the fair value hierarchy. The fair value of DFS debt approximates carrying value.